MFS Total Return Portfolio (Second Prospectus Summary) | MFS Total Return Portfolio
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund's Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MFS Total Return Portfolio Service Class
Management Fee		0.67%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.09%
Total Annual Fund Operating Expenses		1.01%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.99%
[1]	MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.99% of the fund's average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MFS Total Return Portfolio Service Class	101	320	556	1,234

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
invests the fund's assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75%
of the fund's assets in equity securities and at least 25% of the fund's assets in fixed-income senior securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Of the fund's investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation.
If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time. The performance table also shows how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling
1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.
Service Class Bar Chart.

The total return for the three-month period ended March 31, 2012 was 7.41%.
During the period(s) shown in the bar chart, the highest quarterly return was
11.38% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (11.67)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Total Return Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Service Class	Service Class Shares		1.66%	1.36%	4.17%
Standard & Poor's 500 Stock Index	Index Comparisons (Reflect no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index		2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index	Index Comparisons (Reflect no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index		7.84%	6.50%	5.78%
MFS Total Return Blended Index	Index Comparisons (Reflect no deduction for fees, expenses or taxes) MFS Total Return Blended Index	[1]	4.69%	2.84%	4.40%
[1]	The MFS Total Return Blended Index was composed at period end of the following amounts of the following indices: 60% Standard & Poor's 500 Stock Index and 40% Barclays Capital U.S. Aggregate Bond Index.